Summary of Available for Sale Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 175,420	$ 172,739
Gross Unrealized Gains		1,082	1,679
Gross Unrealized Losses		1,370	1,378
Fair Value		175,132	173,040
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		71,142	66,232
Gross Unrealized Gains		242	385
Gross Unrealized Losses		388	226
Fair Value		70,996	66,391
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		25,313	27,435
Gross Unrealized Gains		95	120
Gross Unrealized Losses		5	67
Fair Value		25,403	27,488
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	72,248	67,008
Gross Unrealized Gains	[1]	680	907
Gross Unrealized Losses	[1]	962	1,065
Fair Value	[1]	71,966	66,850
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	116	254
Gross Unrealized Gains	[1]	0	3
Gross Unrealized Losses	[1]	4	4
Fair Value	[1]	112	253
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,000	1,000
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Fair Value		1,000	1,000
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,156	1,188
Gross Unrealized Gains		0	0
Gross Unrealized Losses		10	7
Fair Value		1,146	1,181
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,270	3,039
Gross Unrealized Gains		1	167
Gross Unrealized Losses		0	6
Fair Value		1,271	3,200
Tax-exempt Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,175	6,583
Gross Unrealized Gains		64	97
Gross Unrealized Losses		1	3
Fair Value		$ 3,238	$ 6,677

[1]	(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs"). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.